Segment and geographic information (Profit or Loss and Assets for Reportable Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 2,959,077	$ 3,081,571	$ 3,319,525
Total adjusted EBITDA	291,775	257,997	304,937
Depreciation and amortization	(123,218)	(105,800)	(99,382)
Gains from sale or insurance recovery of property and equipment	5,175	4,973	95,081
Write-offs of property and equipment	(4,733)	(4,167)	(8,528)
Impairment of long-lived assets	(8,790)	(18,950)	(17,564)
Impairment of goodwill	(273)	(167)	(200)
Reorganization and optimization plan expenses	0	(11,003)	0
2008 Long-Term Incentive Plan incremental compensation from modification	0	575	(1,409)
Operating income	159,936	123,458	272,935
Net interest expense	(52,079)	(52,868)	(68,357)
Gain (loss) from derivative instruments	439	(565)	(7,065)
Foreign currency exchange results	12,754	14,874	(14,265)
Other non-operating (expenses) income, net	(2,097)	270	(435)
Income tax expense	(38,837)	(48,136)	(53,314)
Net income attributable to non-controlling interests	(220)	(186)	(333)
Net income attributable to Arcos Dorados Holdings Inc.	79,896	36,847	129,166
Reportable Geographical Segments
Segment Reporting Information [Line Items]
Revenues	2,959,077	3,081,571	3,319,525
Total adjusted EBITDA	354,946	316,093	379,816
Depreciation and amortization	(124,083)	(115,589)	(113,579)
Reportable Geographical Segments | Brazil
Segment Reporting Information [Line Items]
Revenues	1,385,566	1,345,453	1,496,573
Total adjusted EBITDA	227,844	218,391	218,172
Depreciation and amortization	(63,467)	(52,632)	(52,442)
Reportable Geographical Segments | Caribbean division
Segment Reporting Information [Line Items]
Revenues	399,251	483,743	474,822
Total adjusted EBITDA	24,955	(8,281)	40,844
Depreciation and amortization	(18,481)	(22,835)	(25,210)
Reportable Geographical Segments | NOLAD
Segment Reporting Information [Line Items]
Revenues	431,266	406,848	386,874
Total adjusted EBITDA	39,027	32,313	33,717
Depreciation and amortization	(21,422)	(20,829)	(20,635)
Reportable Geographical Segments | SLAD
Segment Reporting Information [Line Items]
Revenues	742,994	845,527	961,256
Total adjusted EBITDA	63,120	73,670	87,083
Depreciation and amortization	(20,713)	(19,293)	(15,292)
Corporate and Others
Segment Reporting Information [Line Items]
Total adjusted EBITDA	(63,171)	(58,096)	(74,879)
Depreciation and amortization	$ (4,894)	$ (5,696)	$ (5,978)